CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues	$ 83,989	$ 70,850	$ 54,707
Costs of revenues	19,075	12,022	9,118
Gross profit	64,914	58,828	45,589
Operating expenses:
Research and development (net of grants of $5,404, $5,080 and $5,863 for the years ended December 31, 2014, 2013 and 2012, respectively)	33,621	25,815	19,736
Selling and marketing	10,620	8,108	7,714
General and administrative	12,884	5,255	4,920
Total operating expenses	57,125	39,178	32,370
Operating income	7,789	19,650	13,219
Financial income, net (see Note 15)	1,369	2,048	2,432
Net income	9,158	21,698	15,651
Basic net income per share	$ 0.31	$ 0.76	$ 0.56
Diluted net income per share	$ 0.31	$ 0.74	$ 0.54
Weighted average number of Ordinary Shares used in computing basic net income per share	29,244,428	28,628,798	27,981,243
Weighted average number of Ordinary Shares used in computing diluted net income per share	29,887,263	29,188,736	28,842,408
Unrealized gain (loss) on available-for-sale marketable securities	(81)	(163)	571
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(1,087)	(187)	1,176
Total comprehensive income	$ 7,990	$ 21,348	$ 17,398